WARRANT LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 12 - WARRANT LIABILITY

The Company issued warrants in conjunction with the issuance of certain convertible debentures. These warrants contain certain reset provisions. Therefore, in accordance with ASC 815-40, the Company had reclassified the fair value of the warrant from equity to a liability at the date of issuance. Subsequent to the initial issuance date, the Company is required to adjust to fair value the warrant as an adjustment to current period operations.

At December 31, 2017, the fair value of the 1,155,000 warrants containing certain reset provisions were determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 154.88%, (3) weighted average risk-free interest rate of 1.39%, (4) expected life of 0.27 years, and (5) estimated fair value of the Company’s common stock of $0.1659 per share.

At December 31, 2017, the warrant liability valued at $175,975, the Company believes an event under the contract that would create an obligation to settle in cash or other current assets is remote and has classified the obligation as a long term liability.

Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features.

When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments.

As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception.

On January 1, 2018, the Company adopted ASU 2017-11 by electing the retrospective method to the outstanding financial instruments with a down round feature by means of a cumulative-effect adjustment to the statement of financial position as of the beginning of the fiscal year. Accordingly, the Company reclassified the fair value of the reset provisions embedded in previously issued warrants with embedded anti-dilutive provisions from liability to equity (accumulated deficit) in aggregate of $175,975.

The Company issued warrants in conjunction with the issuance of certain convertible debentures. These warrants contain certain reset provisions. Therefore, in accordance with ASC 815-40, the Company reclassified the fair value of the warrant from equity to a liability at the date of issuance. Subsequent to the initial issuance date, the Company is required to adjust to fair value the warrant as an adjustment to current period operations.

At December 31, 2017, the fair value of the 1,155,000 warrants containing certain reset provisions were determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 154.88%, (3) weighted average risk-free interest rate of 1.39%, (4) expected life of 0.27 years, and (5) estimated fair value of the Company’s common stock of $0.1659 per share.

The Company recorded a loss from change in fair value of warrant liability of debt derivatives of $149,072 for the year ended December 31, 2017.

At December 31, 2017, the warrant liability valued at $175,975, the Company believes an event under the contract that would create an obligation to settle in cash or other current assets is remote and has classified the obligation as a long term liability.